Financial instruments and risk management - Market risk sensitivity analysis (Details) - GBP (£) £ in Millions	12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2018
Disclosure of nature and extent of risks arising from financial instruments [line items]
Impact on income statement gain/(loss)	£ 1,454	£ 3,337	£ 3,144
Impact on consolidated comprehensive income gain/(loss)	£ 1,290	3,624	£ 2,868
Interest rate risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Sensitivity analysis for types of market risk, percentage of reasonably possible change in risk variable	0.50%
Interest rate risk | 0.5% decrease in interest rates
Disclosure of nature and extent of risks arising from financial instruments [line items]
Sensitivity analysis for types of market risk, percentage of reasonably possible change in risk variable	(0.50%)
Impact on income statement gain/(loss)	£ 19	27
Impact on consolidated comprehensive income gain/(loss)	£ 45	40
Interest rate risk | 0.5% increase in interest rates
Disclosure of nature and extent of risks arising from financial instruments [line items]
Sensitivity analysis for types of market risk, percentage of reasonably possible change in risk variable	0.50%
Impact on income statement gain/(loss)	£ (19)	(27)
Impact on consolidated comprehensive income gain/(loss)	£ (43)	(39)
Currency exchange risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Sensitivity analysis for types of market risk, percentage of reasonably possible change in risk variable	10.00%
Currency exchange risk | 10% weakening of sterling
Disclosure of nature and extent of risks arising from financial instruments [line items]
Sensitivity analysis for types of market risk, percentage of reasonably possible change in risk variable	(10.00%)
Impact on income statement gain/(loss)	£ (26)	(17)
Impact on consolidated comprehensive income gain/(loss)	£ (1,384)	(1,001)
Currency exchange risk | 10% strengthening of sterling
Disclosure of nature and extent of risks arising from financial instruments [line items]
Sensitivity analysis for types of market risk, percentage of reasonably possible change in risk variable	10.00%
Impact on income statement gain/(loss)	£ 22	14
Impact on consolidated comprehensive income gain/(loss)	£ 1,132	£ 805